Shipbuilding Contracts - Additional Information (Detail)	0 Months Ended			2 Months Ended
	Apr. 08, 2013 DWT	Apr. 08, 2013 Additional Order Option Maximum [Member] Vessel	Apr. 08, 2013 Orders to Construct Newbuildings [Member] Vessel	Nov. 30, 2013 Option To Order Exercised [Member] Vessel
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes	113,000
Number of vessels		12	4	8